Acquisitions - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) entity	Mar. 31, 2022 USD ($) entity	Mar. 31, 2023 USD ($) entity	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) entity	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($) entity agreement	Dec. 31, 2020 USD ($) entity
Business Acquisition [Line Items]
Number of immaterial businesses acquired in period | entity	4	4			24		30	21
Acquisition-related costs	$ 2,081	$ 4,540		$ 24,933			$ 11,318	$ 9,803
Contingent consideration							(31,616)
Goodwill expected to be deductible for tax purposes	36,853	80,455	$ 36,853	510,755	$ 510,755	$ 510,755	187,287	169,147
Trade receivables acquired in business combination gross contractual amount	4,164	11,412	4,164	54,332	54,332	54,332	36,645	13,854
Trade receivables acquired in business combination expected to be uncollectible amount	$ 282	$ 2,201	$ 282	4,636	$ 4,636	$ 4,636	$ 3,409	$ 95
Number of individually immaterial acquisitions			10		17	17
Number of immaterial businesses acquired in period | entity	4	4			24		30	21
Acquisition-related costs	$ 2,081	$ 4,540		24,933			$ 11,318	$ 9,803
Number of businesses acquired with contingent consideration | agreement							9
Contingent considerations							$ 31,616
Payment of contingent consideration recorded at acquisition date	$ 1,319	$ 3,571		$ 16,911			$ 12,934	$ 12,566